Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs	     Common    002824100     32680    620356  SH          Sole
Accenture Ltd	     Common    G1150G111     34861    831013  SH	  Sole
Alcon Inc	     Common    H01301102     30005    185721  SH          Sole
Allergan	     Common    018490102     44866    686866  SH          Sole
Amazon.com	     Common    023135106     37064    272992  SH          Sole
Amgen Inc	     Common    031162100     38165    637788  SH          Sole
Apple Inc            Common    037833100     52268    222415  SH          Sole
Bard (C.R)	     Common    067383109     38079    439614  SH	  Sole
CH Robinson Inc	     Common    12541W209     33860    606261  SH	  Sole
Cisco Sys Inc        Common    17275R102     44844   1722791  SH          Sole
Gilead Inc	     Common    375558103     34083    749578  SH          Sole
Google		     Common    38259P508     51536     90874  SH          Sole
Mastercard	     Common    57636Q104     55811    219728  SH          Sole
Oracle Corp	     Common    68389X105     36120   1404906  SH          Sole
Qualcomm Inc         Common    747525103     41232    982641  SH	  Sole
Varian Medical Sys   Common    92220P105     50424    911324  SH	  Sole
Visa Inc             Common    92826C839     36442    400335  SH          Sole